Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Entity Registrant Name	DANA Inc
Amendment Flag	false
Entity Central Index Key	0000026780
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-1063
Entity Tax Identification Number	26-1531856
Entity Address, Address Line One	3939 Technology Drive
Entity Address, City or Town	Maumee
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43537
City Area Code	(419)
Local Phone Number	887-3000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	DAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false